Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2019
Deferred revenue
Schedule of deferred revenue
	December 31
	2019	2018
Revenue from services (*)	18,457	8,902
Revenue from royalties (**)	24,337	50,346
	42,794	59,248

Current liabilities	36,360	40,053
Non‑current liabilities	6,434	19,195

(*)  It is related to hours contracted by the clients for rendering of services, recognition is carried out after provision of service and write-off of service card.

(**) Refers to balances of software contracts’ (royalties) deferral deriving from first-time adoption of IFRS 15 and subsequent changes